Obligations Under Finance Leases	12 Months Ended
Dec. 31, 2019
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Obligations Under Finance Leases
37	OBLIGATIONS UNDER FINANCE LEASES
As at December 31, 2018, the Group had 260 aircraft under finance leases. These leases were classified as finance leases prior to IFRS 16 becoming effective on January 1, 2019. Under the terms of the leases, the Group had the option to purchase, at or near the end of the lease terms, certain aircraft at either fair market value or a percentage of the respective lessors’ defined cost of the aircraft. The obligations under finance leases were principally denominated in USD.
At December 31, 2018, the future minimum lease payments under finance leases and their present values were as follows:

2018
RMB million

Within one year	11,974
In the second year	12,014
In the third to fifth years, inclusive	30,018
After the fifth year	36,974

Total of minimum lease payments	90,980

Present values of minimum lease payments	79,006
Less: amounts repayable within one year	(9,364)

Non-current portion	68,063